Henderson Global Equity Income Fund
Henderson Global Equity Income Fund
Investment Objective
The Henderson Global Equity Income Fund’s (the “Fund”) investment objective is to achieve a high level of current income and, as a secondary objective, steady growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a sales charge discount on your purchases of Class A shares if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Henderson Global Funds. More information about these and other discounts is available from your financial professional and in the sections entitled “Sales Charge Reductions-Class A Shares” and “Sales Charge Waivers-Class A Shares” on pages 67-69 of the Fund’s Prospectus and the section entitled “Purchases, Exchanges and Redemption Information” on page 75 of the Statement of Additional Information.

Shareholders Fees (fees paid directly from your investment)
Shareholder Fees Henderson Global Equity Income Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	[1]	1.00%	[2]	none
[1]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund's distributor paid a sales commission on the purchase.
[2]	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Henderson Global Equity Income Fund		Class A	Class C	Class I
Management Fees		0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.19%	0.20%	0.17%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.23%	1.99%	0.96%
[1]	Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund's investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.

Expense Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable class of Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above. The expense example assumes that the adviser’s agreement to waive fees and/or reimburse expenses expires on July 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Henderson Global Equity Income Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Class A	693	943	1,213	1,983
Class C	302	625	1,074	2,322
Class I	98	306	532	1,182

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Henderson Global Equity Income Fund (USD $)	1-Year	3-Year	5-Year	10-Year
Class A	693	943	1,213	1,983
Class C	202	625	1,074	2,322
Class I	98	306	532	1,182

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in a portfolio of income-producing equity securities, such as common and preferred dividend-paying stocks. The Fund invests in US and non-US issuers and has no specific policy on the number of different countries in which it will invest but intends to invest in at least three different countries. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.

In selecting investments, the managers primarily seek to identify companies with attractive long-term business prospects that generate cash and produce attractive levels of dividend income, and which are, in the opinion of the managers, undervalued or inexpensive relative to other similar investments. Security selection will be based upon an analysis of a broad range of appropriate value metrics, including price to earnings ratios, valuation relative to asset values, and a particular focus on cash flow generation and ability to service growing dividend streams in the medium term.

For its investments in common stocks, the Fund seeks to invest in securities that the managers believe have the potential for growth of income and capital over time. The managers may shift the Fund’s assets among various types of income-producing securities based on changing market conditions. The Fund may also invest in fixed income securities (including non-investment grade), derivatives, equity real estate investment trusts (REITs) and preferred stocks. The Fund may invest across the maturity range of fixed income securities.

Although the Fund does not have a specific policy regarding the growth/value orientation or market capitalization of the companies in which it invests, the managers believe that focusing on income-producing equity securities will tend to lead to investments in mid-to-large capitalization “value” stocks with a market capitalization greater than $3 billion (stocks of well-established, undervalued companies that the managers believe offer the potential for income and long term capital appreciation). The managers may, however, invest in smaller and less seasoned issuers and in stocks that are considered “growth” stocks.

The Fund may seek to enhance the level of dividend income it receives by engaging in regional rotation trading. In a regional rotation trade, the Fund would sell a stock that has declared its dividend and no longer trades with an entitlement to the dividend, and purchase a stock in another region that is about to declare a dividend within the next two months. By entering into a series of such trades, the Fund could augment the amount of dividend income it receives over the course of a year.

The Fund has no limits on the geographic asset distribution of its investments, but the Fund does not expect to invest more than 25% of its assets in securities of companies based in emerging markets. The Fund may invest in companies domiciled in any country that the managers believe to be appropriate to the Fund’s objective. The Fund may also invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries and may invest up to 15% of its net assets in illiquid securities. The Fund has no specific capitalization range for foreign companies in which it will invest. The capitalization range for foreign companies will vary over time depending on the managers’ ongoing assessment of market opportunities for the Fund.

The Fund will generally consider selling a security when in the managers’ opinion there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the managers’ opinion, a superior investment opportunity arises. Also, the Fund may consider selling a security as part of the Fund’s regional rotation trading strategy.

The Fund may engage in exchange-traded or over-the-counter derivative transactions to seek return, to generate income, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the portfolio, to manage certain investment risks, or as a substitute for the purchase or sale of securities or currencies directly. To the extent derivatives are used, the Fund expects to use them principally when seeking to hedge currency exposure using forward foreign currency contracts, to generate income from option premiums by writing covered call options on individual securities, to gain exposure to equity securities by using futures contracts on securities indices, to gain or limit exposure to equities by purchasing exchange-traded call or put options on individual securities, to obtain net long or net negative (short) exposures to selected interest rate, duration or credit risks using a combination of bond or interest rate futures contracts, options on bond or interest rate futures contracts, and interest rate, inflation rate and credit default swap agreements, However, the Fund may also purchase or sell other types of derivatives contracts. There is no stated limit on the Fund’s use of derivatives.

The Fund may engage in active and frequent trading to achieve its investment objective, and the Fund’s regional rotation strategy may increase the rate of portfolio turnover. The Fund’s portfolio turnover rate may be 100% or more. The Fund does not limit its investments to companies of any particular size and may invest in smaller and less seasoned issuers. However, in an attempt to reduce portfolio risks, the managers generally will invest across countries, industry groups and/or securities.

Principal Investment Risks

You can lose money by investing in the Fund and your investment in the Fund may not perform as well as other similar investments. As with any fund, the value of the Fund’s investments and therefore the value of the Fund’s shares, as well as the amount of any dividend paid, may fluctuate significantly.  The Fund may not achieve its investment objective, and is not intended as a complete investment program. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks that could adversely affect the total return on your investment include:

•	Market Risk. The market price of securities or other investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

•	Foreign Investments Risk. The risks of investing outside the US include currency fluctuations, economic or financial insolvency, lack of timely or reliable financial information, possible imposition of foreign withholding taxes, or unfavorable political or legal developments. These risks are typically greater in less developed or emerging market countries.

•	Smaller and Less Seasoned Companies Risk. The Fund may also invest in securities issued by smaller companies and in less seasoned issuers, including through initial public offerings and private placements. Smaller companies and, to a greater extent, less seasoned companies, may have more limited product lines, markets and financial resources than larger, more seasoned companies and, especially in the case of initial public offerings and private placements, their securities may trade less frequently and in more limited volume than those of larger, more mature companies, and the prices of their securities may tend to be more volatile than those of larger, more established companies.

•	Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

•	Derivatives Risk. Derivatives involve special risks different from, and potentially greater than, the risks associated with investing directly in securities and may result in greater losses. The successful use of derivatives depends on the managers’ ability to manage these sophisticated instruments, which require investment techniques and risk analysis different from those of other investments. Derivatives involve the risk of mispricing or improper valuation and the prices of derivatives may move in unexpected ways especially in unusual market conditions, and may result in increased volatility and unexpected losses. Some derivatives are “leveraged” and therefore will magnify or otherwise increase any investment losses. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market, market segment or asset class, their exposure may not correlate as expected to the performance of such market or asset class thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the managers’ potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. Derivatives also may involve credit and interest rate risks. In addition, the risks associated with the use of derivatives are magnified to the extent that a larger portion of the Fund’s assets are committed to derivatives in general or are invested in a few types of derivatives.

•	Frequent Trading Risk. The Fund’s portfolio turnover rate may be 100% or more. Frequent buying and selling of investments involve higher trading costs and other expenses that may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such net gains will be considered ordinary income for federal income tax purposes.

•	Geographic Concentration Risk. To the extent the Fund invests a substantial amount of its assets in issuers located in a single country or region, economic, political, regulatory or other developments or conditions within such country or region will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Performance

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.hendersonglobalinvestors.com, or by calling 866.3HENDERSON (or 866.343.6337).

The annual returns in the bar chart which follows are for the Class A shares without reflecting payment of any front-end sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

Total Return (%) (per calendar year)

During the six-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 14.41% and -12.96% for the quarters ended June 30, 2009 and September 30, 2011, respectively. The year-to-date return through September 30, 2013 was 14.15%.

Average Annual Total Returns for periods ended December 31, 2012 (including maximum sales charges)
Average Annual Total Returns Henderson Global Equity Income Fund	Label	1 Year		5 Year		Since Inception		Inception Date
Class A	Class A Return Before Taxes	8.29%		(1.51%)		1.24%		Nov. 30, 2006
Class A Return After Taxes on Distributions	Class A Return After Taxes on Distributions	7.53%		(2.09%)		0.63%		Nov. 30, 2006
Class A Return After Taxes on Distributions and Sale of Fund Shares	Class A Return After Taxes on Distributions and Sale of Fund Shares	7.04%		(0.95%)		1.39%		Nov. 30, 2006
Class C	Class C Return Before Taxes	14.09%		(1.08%)		1.47%		Nov. 30, 2006
Class I	Class I Return Before Taxes	15.17%	[1]	(0.13%)	[1]	2.41%	[1]	Mar. 31, 2009
MSCI World Index (reflects no deductions for fees, expenses or taxes)	MSCI World Index (reflects no deductions for fees, expenses or taxes)	16.54%		(0.60%)		1.35%
MSCI World High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	MSCI World High Dividend Yield Index (reflects no deductions for fees, expenses or taxes)	13.30%		(0.38%)		1.39%
[1]	The performance for Class I shares for the period prior to March 31, 2009 is based on the performance of Class A shares. Performance for Class I shares would be similar because the shares are invested in the same portfolio of securities and have the same portfolio management. Class I shares are not subject to a front-end sales charge or a distribution fee.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class A shares. The after-tax returns of the Class C and I shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.